Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total		$ 199,200,000	$ 49,600,000	$ 9,570,000	$ 880,000	$ 259,250,000
Manantial Espejo Mine [Member]
Total	[1]	2,510,000	1,040,000		100,000	3,650,000
Argenta [Member]
Total	[1]	220,000				220,000
Estelar [Member]
Total	[1]	8,220,000	9,220,000		110,000	17,550,000
Suyai [Member]
Total	[1]	260,000				260,000
Agua Rica [Member]
Total	[1]	140,000				140,000
San Vincente Mine [Member]
Total	[1]	9,080,000	17,030,000			26,110,000
Jacobina Mine [Member]
Total	[1]	20,440,000	5,550,000		250,000	26,240,000
Timmins West Mines [Member]
Total	[1]	1,260,000	2,580,000	140,000		3,980,000
El Péñon Mine [Member]
Total	[1]	59,580,000	8,680,000	600,000	$ 420,000	69,280,000
Minera Florida Mine [Member]
Total	[1]		1,920,000			1,920,000
Escobal Mine [Member]
Total	[1]	530,000	190,000			720,000
Alamo Dorado Mine [Member]
Total	[1]			430,000		430,000
La Colorada Mine [Member]
Total	[1]	15,140,000	1,110,000	730,000		16,980,000
Dolores Mine [Member]
Total	[1]	10,780,000	$ 2,280,000	4,840,000		17,900,000
Huaron Mine [Member]
Total	[1]	12,580,000		840,000		13,420,000
Morococha Mine [Member]
Total	[1]	350,000				350,000
La Arena Mine [Member]
Total	[1]	13,330,000		1,080,000		14,410,000
Shahuindo Mine [Member]
Total	[1]	$ 44,780,000		$ 910,000		$ 45,690,000

[1]
The functional currency is USD which was converted from local currency. The following are the average annual exchange rates: BOB 6.9062; CAD 1.3497; ARS 295.6761; MXN 17.7306; PEN 3.7438; BRL 4.9935; CLP 840.67 and GTQ 7.8337.
Amounts were subsequently converted into CAD from USD using the average exchange rate for the year ended December 31, 2023 of 1USD = 1.3497 CAD.